[Protective Life Letterhead]

MAX BERUEFFY
Senior Associate Counsel
Writer's Direct Number: (205) 268-3581
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

August 15, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Initial Registration Statement on Form N-4 for
Protective Life Insurance Company
Protective Variable Annuity Separate Account
 File No. 811-8108

Commissioners:

        On behalf of Protective Life Insurance Company (the "Company") and Protective Variable Annuity Separate Account (the "Separate Account"), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), an initial registration statement on Form N-4 (the "Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Commission under the Investment Company Act of 1940, as amended. The Company will add any exhibits not included with the Registration Statement by pre-effective amendment.

        The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in the Registration Statement, will be forwarded to the staff shortly under separate cover.

        If you have any questions or comments regarding the Registration Statement, please call the undersigned at (205) 268-3581 or Elisabeth M. Bentzinger at (202) 383-0717.

Sincerely,

/s/ MAX BERUEFFY Max Berueffy

Attachment
cc: Elisabeth M. Bentzinger